Accounts Payable, Accrued Expenses and Other (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued employee compensation and benefits		$ 547	$ 530
Accounts payable		319	286
Liability for guest loyalty program, current		366	321
Deposit liabilities		195	169
Deferred revenues, current		48	61
Self-insurance reserves, current		52	47
Other accrued expenses		552	508
Accounts payable, accrued expenses and other	$ 2,003	$ 2,079	$ 1,922